Commitments and contingencies (Details 2) (Rate application filed with FERC, USD $) In Millions, unless otherwise specified	1 Months Ended
	Mar. 31, 2012	Feb. 28, 2011 party	Sep. 30, 2011 Minimum M	Sep. 30, 2011 Maximum M
Commitments and contingencies
Path 15's annual revenue requirement	$ 28.8	$ 30.3
Number of parties in formal settlement		3
Period for final resolution of rate case proceeding (in months)			15	21